Other Liabilities, Provisions, Contingencies and Commitments - Nature and Amount of Loss Contingencies (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial liabilities [line items]
Provisions	$ 8,854	$ 9,928
Indirect taxes [member]
Disclosure of financial liabilities [line items]
Provisions	5,062	5,421	$ 6,836	$ 11,065
Labor [member]
Disclosure of financial liabilities [line items]
Provisions	2,455	2,601	2,723	2,578
Legal [member]
Disclosure of financial liabilities [line items]
Provisions	$ 1,337	$ 1,906	$ 3,296	$ 2,785